PIPE Financing - Private Placement and Warrants (Details) - USD ($)		12 Months Ended
	Dec. 24, 2024	Mar. 31, 2026	Mar. 31, 2025
PIPE Financing - Private Placement and Warrants [Line Items]
Number of warrant purchased	20,075
Common shares estimated share price	$ 99.63
Warrant outstanding term	2 years
Share capital		$ 78,747,983	$ 61,752,305
Warrant reserve		$ 1,065,705	$ 1,065,705
Pre-funded warrants issued		2,439	94
Private Placement and Warrants [Member]
PIPE Financing - Private Placement and Warrants [Line Items]
Gross proceeds	$ 2,000,000
Issuance of shares	7,629
Pre-funded warrants	12,447
Purchase of common shares warrants	40,150
Number of warrant purchased	20,075
Common shares estimated share price	$ 99.63
Warrant outstanding term	5 years
Cash settled share issuance costs		$ 257,949
Share capital		40,449
Warrant reserve		217,500
Warrant settled issuance costs		$ 137,778
Share warrant issued		1,506
Pre-funded warrants issued			12,447
Pre-funded warrants			$ 511,690
Issuance costs			$ 66,003
Fair Value Allocation Assumptions [Member]
PIPE Financing - Private Placement and Warrants [Line Items]
Common shares estimated share price		$ 121.05